Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Pensions and other post-employment benefits
31. Pensions and other post-employment benefits

Pension and other post-employment costs	2022 £m	2021 (a) £m	2020 (a) £m

UK pension schemes	114	185	239

US pension schemes	48	40	58

Other overseas pension schemes	154	153	170

Unfunded post-retirement healthcare schemes	53	37	(1)

	369	415	466

Analysed as:

Funded defined benefit/hybrid pension schemes	152	231	318

Unfunded defined benefit pension schemes	31	23	30

Unfunded post-retirement healthcare schemes	53	37	(1)

Defined benefit schemes	236	291	347

Defined contribution pension schemes	133	124	119

	369	415	466
The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2022 £m	2021 (a) £m	2020 (a) £m

Cost of sales	104	106	128

Selling, general and administration	90	136	167

Research and development	42	49	52

	236	291	347

(a)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).
GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.
Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit credit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.
Remeasurement movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rates and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest Gilts. In the UK, mortality rates are determined by adjusting the SAPS S3 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2021 projections with a long-term rate of improvement of 1.0% per year for both males and females. In the US, mortality rates are calculated using the
PRI-2012
white collar table adjusted to reflect recent experience. These rates are projected using
MP-2020
to allow for future improvements in life expectancy.
The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2042 for an individual then at the age of 60 is as follows:

		UK		US

	Male Years	Female Years	Male Years	Female Years

Current	27.3	28.2	27.3	28.6

Projected for 2042	28.5	29.5	28.8	30.1
The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The physical asset allocation strategy for three of the four UK plans is 36% in return-seeking assets and 64% in liability-matching assets. During 2019, a buy-in
insurance contract was purchased to cover substantially all of the obligations of the other UK plan. At 31 December 2022, the value of the insurance contract was £402 million (2021: £570 million). The asset allocation of the US plans is currently set at 25% return-seeking assets and 75% liability-matching assets.
The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.
In line with the agreed mix of return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.
The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.
The interest rate risk and credit rate risk in the US are partially hedged. The targets are based on an accounting measure of the plan liabilities.
For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities.
In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.
Following a period of consultation with impacted employees, it was announced on 17 December 2020 that the UK defined benefit plans would be closed to future accrual effective from 31 March 2022. As a result, post closure the accrued benefits of active participants will be revalued in line with inflation (RPI for the legacy Glaxo Wellcome plans and CPI for the legacy SmithKline Beecham plans subject to the relevant caps for each arrangement) rather than capped pay increases. In addition, all defined benefit plan participants who were still active at 1 April 2022 received a defined pension contribution of £10,000 each. The effect of closure and the defined contribution enhancement together resulted in a one-off
cost of £74 million in 2020. As announced, the plan was closed to new entrants at 31 March 2022. From 1 April 2022, former defined benefits plans employees were transferred to the defined contribution plans.
It was announced on 9 September 2020 that the US cash balance pension plans would be closed to future accrual from 1 January 2021. This change resulted in a credit of £56 million. On 1 June 2020 and 9 September 2020, two amendments were made to the retiree healthcare plans in the US resulting in a credit of £55 million.
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World

	2022 % pa	2021 % pa	2020 % pa	2022 % pa	2021 % pa	2020 % pa	2022 % pa	2021 % pa	2020 % pa

Rate of increase of future earnings	n/a	2.00	2.00	n/a	n/a	n/a	3.40	2.90	2.60

Discount rate	4.80	2.00	1.40	5.30	2.70	2.30	3.40	1.10	0.60

Expected pension increases	3.10	3.20	2.80	n/a	n/a	n/a	2.40	2.30	2.10

Cash balance credit/conversion rate	n/a	n/a	n/a	3.90	2.00	1.90	0.80	0.20	0.10

Inflation rate	3.10	3.20	2.80	2.50	2.25	2.00	2.30	1.90	1.30
Sensitivity analysis detailing the effect of changes in assumptions is provided on page 228. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.
The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2022 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits

2022	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	13	7	126	146	22

Past service cost	6	–	–	6	–

Net interest cost	(11)	20	9	18	32

Gains from settlements	–	–	(22)	(22)	–

Expenses	14	21	–	35	(1)

	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income (1)	(1,169)	36	261	(872)	228

				Pensions	Post-retirement benefits

2021 (2)	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	53	9	119	181	17

Past service cost/(credit)	27	2	(10)	19	(3)

Net interest (income)/cost	3	18	7	28	22

Gains from settlements	–	–	(2)	(2)	–

Expenses	15	12	2	29	–

	98	41	116	255	36

Remeasurement gains/(losses) recorded in the statement of comprehensive income	572	98	186	856	68

				Pensions	Post-retirement benefits

2020 (2)	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	58	72	125	255	22

Past service cost/(credit)	93	(49)	1	45	(53)

Net interest (income)/cost	3	23	8	34	36

Gains from settlements	–	12	(7)	5	(6)

Expenses	9	–	–	9	–

	163	58	127	348	(1)

Remeasurement losses recorded in the statement of comprehensive income	51	(96)	(45)	(90)	(73)
The amounts included within past service costs in the UK included £6 million (2021
(2)
: £26 million; 2020
(2)
: £23 million) of augmentation costs which arose from Major restructuring programmes, together with a charge of £
nil
(2021: £
nil
; 2020
(2)
: £70 million) in relation to the impact of the closure of the defined benefit schemes to future accrual.
In 2020, the past service credit of £49 million in the US reflected the closure of the cash balance pension plans from 1 January 2021. Amendments to the retiree healthcare plan in the US in 2020
(2)
resulted in a credit of £53 million to past service costs in post-retirement benefits in 2020.

(1)	These numbers do not include remeasurement gains/(losses) related to the demerged Consumer Healthcare business.

(2)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2022 £m	2021 £m	2020 £m

Recognised in Other non-current assets:

Pension schemes in surplus	229	741	183

Recognised in Pensions and other post-employment benefits:

Pension schemes in deficit	(1,585)	(1,870)	(2,287)

Post-retirement benefits	(994)	(1,243)	(1,363)

	(2,579)	(3,113)	(3,650)
In the event of a plan
wind-up,
GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	1,351	437	371	2,159

	– unlisted	–	–	2	2

Multi-asset funds		1,101	–	–	1,101

Property:	– listed	–	–	19	19

	– unlisted	464	140	1	605

Corporate bonds:	– listed	1,692	779	124	2,595

	– unlisted	–	–	15	15

Government bonds:	– listed	4,048	723	558	5,329

Insurance contracts		1,003	–	691	1,694

Other (liabilities)/assets		(645)	181	89	(375)

Fair value of assets		9,014	2,260	1,870	13,144

Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)

Net surplus/(obligation)		(103)	(770)	(483)	(1,356)

Included in Other non-current assets		109	–	120	229

Included in Pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)

		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)
The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The value of funds in this asset class with a quoted market price is £211 million (2021: £350 million).
The ‘Other (liabilities)/assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £2,376 million at 31 December 2022 (2021: £513 million; 2020: £650 million) is deducted within ‘Other assets’.

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	3,954	522	731	5,207

	– unlisted	–	–	4	4

Multi-asset funds		1,415	–	–	1,415

Property:	– listed	–	–	68	68

	– unlisted	502	154	1	657

Corporate bonds:	– listed	1,503	975	140	2,618

	– unlisted	–	–	15	15

Government bonds:	– listed	5,054	724	984	6,762

Insurance contracts		1,334	–	917	2,251

Other (liabilities)/assets		(130)	149	72	91

Fair value of assets		13,632	2,524	2,932	19,088

Asset ceiling restrictions		–	–	(26)	(26)

Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)

Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741

Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)

		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686

At 31 December 2020		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	2,686	539	686	3,911

	– unlisted	–	–	5	5

Multi-asset funds		2,075	–	–	2,075

Property:	– listed	–	–	57	57

	– unlisted	447	136	2	585

Corporate bonds:	– listed	1,113	1,066	154	2,333

	– unlisted	–	–	20	20

Government bonds:	– listed	6,055	758	999	7,812

Insurance contracts		1,409	–	988	2,397

Other (liabilities)/assets		(203)	136	78	11

Fair value of assets		13,582	2,635	2,989	19,206

Present value of scheme obligations		(13,858)	(3,445)	(4,007)	(21,310)

Net surplus/(obligation)		(276)	(810)	(1,018)	(2,104)

Included in Other non-current assets		77	–	106	183

Included in Pensions and other post-employment benefits		(353)	(810)	(1,124)	(2,287)

		(276)	(810)	(1,018)	(2,104)

Actual return on plan assets		1,092	159	177	1,428

				Pensions	Post-retirement benefits

Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m

Assets at 1 January 2020	12,981	2,789	2,662	18,432	–

Exchange adjustments	–	(86)	138	52	–

Interest income	256	87	29	372	–

Expenses	(9)	(12)	–	(21)	–

Settlements and curtailments	–	–	(20)	(20)	–

Remeasurement	836	72	148	1,056	–

Employer contributions	156	33	124	313	105

Scheme participants’ contributions	3	–	18	21	18

Benefits paid	(641)	(248)	(110)	(999)	(123)

Assets at 31 December 2020	13,582	2,635	2,989	19,206	–

Exchange adjustments	–	31	(184)	(153)	–

Interest income	187	57	18	262	–

Expenses	(15)	(12)	–	(27)	–

Settlements and curtailments	–	–	(7)	(7)	–

Remeasurement	354	40	30	424	–

Employer contributions	139	40	133	312	105

Scheme participants’ contributions	3	–	24	27	15

Benefits paid	(618)	(267)	(97)	(982)	(120)

Assets at 31 December 2021	13,632	2,524	2,906	19,062	–

Exchange adjustments	–	286	122	408	–

Interest income	271	71	28	370	–

Expenses	(14)	(21)	–	(35)	–

Settlements and curtailments	–	–	(8)	(8)	–

Remeasurement	(4,981)	(324)	(578)	(5,883)	–

Employer contributions	755	50	114	919	117

Scheme participants’ contributions	–	–	15	15	18

Transfer to assets held for sale/distribution	–	–	(624)	(624)	–

Benefits paid	(649)	(326)	(105)	(1,080)	(135)

Assets at 31 December 2022	9,014	2,260	1,870	13,144	–
In connection with the demerger of Consumer Healthcare, the 31 December 2020 pension scheme valuations identified cash funding or technical provisions deficits in three GSK UK Pension Schemes.
During March 2022, GSK transferred 7,004 GSK Consumer Healthcare Holdings Limited (GSKCHH) C Ordinary Shares (representing 11.03%. (in aggregate) of GSK’s interest in GSKCHH to three Scottish Limited Partnerships (“SLPs”), each providing a funding mechanism for a separate GSK UK defined benefit pension scheme. As part of the steps relating to the demerger and separation, the SLPs transferred their applicable portion of GSKCHH C Ordinary Shares to Haleon plc (“Haleon”) in consideration for shares in Haleon. The SLPs together hold shares representing 7.5% of the total issued share capital of Haleon.
Each pension scheme, through its SLP interest, is entitled to receive a distribution from that SLP in an amount equal to the net proceeds of sales of Haleon shares, and to receive dividend income on the Haleon shares until it has received an aggregate amount equal to an agreed threshold (“Proceeds Threshold”). The Proceeds Thresholds total £1,080 million (as increased by notional interest on the remaining balance from time to time), and payment of this amount would fully fund the cash funding or “technical provisions” deficits in the three pension schemes shown by the 31 December 2020 valuations. Once the applicable Proceeds Threshold has been reached the
GSK-controlled
General Partner of each SLP is entitled to sell the remaining Haleon shares held by the SLP and distribute the proceeds to GSK. If a pension scheme does not receive aggregate cash equal to the applicable Proceeds Threshold within 18 months after separation, then the trustee of that pension scheme will have the ability to require the SLP to instruct a broker to liquidate any remaining Haleon shares on behalf of the SLP in accordance with an agreed mandate.
During 2022, the Group made additional funding contributions to the UK pension schemes of £691 million (2021: £44 million; 2020: £76 million) but no additional funding (2021: £nil; 2020: £nil) to the US schemes.
As at 31 December 2022, total cash contributions totalling £735 million were made towards the Proceeds Thresholds leaving a principal amount of £345 million outstanding to the UK pension schemes. The cash contributions of £735 million include voluntary cash contributions made by GSK in Q4 2022 to two of the UK defined benefit pension schemes totalling £334 million in response to the market volatility in the UK gilt markets.
The outstanding accelerated contributions were collateralised by the creation of three Scottish Limited Partnerships (SLPs), into which GSK inserted a total of 692,593,037 Haleon ordinary shares across the three SLPs. Each of the three principal UK defined benefit pension schemes (two benefiting current and former Glaxo Welcome employees, with the third benefiting current and former SmithKline Beecham employees) has an interest in one of the SLPs as shown below:

Scottish Limited Partnership	General Partner	Limited Partners

GSK (No. 1) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Scheme

GSK (No. 2) Scottish Limited Partnership	GSK GP1 Ltd	GSK LP Ltd	Berkeley Square Pension Trustee Company Ltd acting on behalf of the GSK Pension Fund

GSK (No. 3) Scottish Limited Partnership	GSK GP2 Ltd	GSK LP Ltd	SmithKline Beecham Pension Plan Trustee Ltd acting on behalf of the SmithKline Beecham Pension Plan
Under each of the SLP partnership agreements, the limited partners have no involvement in the management of the business and shall not take any part in the control of SLP. The general partner (in all cases, controlled by GSK plc) is responsible for the management and control of each SLP and, as such, each SLP is consolidated into the results of the Group. Each SLP therefore takes advantage of the exemption in Regulation 7 of The Partnership (Accounts) Regulations 2008 Act to not prepare and deliver audited accounts to the UK registrar.
Under the SLP partnership agreement, distributions will be made from partnership income to the defined benefit pension schemes if equivalent payments have not already been made to the three defined benefit pension schemes by another GSK entity. To date, £735 million has been paid to the defined benefit pension schemes by GSK under this structure and once contributions under this structure reach £1,080 million, the defined benefit pension schemes interests’ in the SLPs ends. The remaining economic interest in the SLPs will be held by GSK LP Ltd, a 100% owned subsidiary of GSK plc. At 31 December 2022, £345 million of these additional contributions remains to be paid.
Employer contributions for 2023, excluding special funding contributions stated above, are estimated to be approximately £350 million in respect of defined benefit pension schemes and £100 million in respect of post-retirement benefits.

				Pensions	Post-retirement benefits

Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m

Obligations at 1 January 2020	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

Exchange adjustments	–	118	(188)	(70)	36

Disposals	–	–	–	–	9

Service cost	(61)	(83)	(147)	(291)	(36)

Past service cost	(98)	56	(1)	(43)	55

Interest cost	(259)	(110)	(39)	(408)	(39)

Settlements and curtailments	–	–	38	38	7

Remeasurement	(785)	(168)	(208)	(1,161)	(82)

Scheme participants’ contributions	(3)	–	(18)	(21)	(18)

Benefits paid	641	248	110	999	123

Obligations at 31 December 2020	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)

Exchange adjustments	–	(40)	258	218	4

Service cost	(56)	(9)	(151)	(216)	(29)

Past service cost	(28)	(2)	25	(5)	(12)

Interest cost	(190)	(76)	(23)	(289)	(26)

Settlements and curtailments	–	–	17	17	–

Remeasurement	218	57	164	439	78

Scheme participants’ contributions	(3)	–	(24)	(27)	(15)

Benefits paid	618	267	97	982	120

Obligations at 31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)

Exchange adjustments	–	(371)	(124)	(495)	(125)

Service cost	(13)	(7)	(126)	(146)	(22)

Past service cost	(6)	–	–	(6)	–

Interest cost	(260)	(91)	(37)	(388)	(32)

Settlements and curtailments	–	–	29	29	–

Remeasurement	3,812	360	839	5,011	228

Scheme participants’ contributions	–	–	(15)	(15)	(18)

Transfer to assets held for sale/distribution	–	–	621	621	83

Benefits paid	649	326	105	1,080	135

Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)
The defined benefit pension obligation is analysed as follows:

	2022 £m	2021 £m	2020 £m

Funded	(13,887)	(19,419)	(20,504)

Unfunded	(613)	(772)	(806)

	(14,500)	(20,191)	(21,310)
The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 7% (2021: 6.25%) in 2022, grading down to 5% in 2031 and thereafter. At 31 December 2022, the US post-retirement healthcare scheme obligation was £870 million (2021: £1,059 million; 2020: £1,124 million). Post-retirement benefits are unfunded.
The movement in the net defined benefit liability is as follows:

	2022 £m	2021 £m	2020 £m

At 1 January	(1,129)	(2,104)	(1,921)

Exchange adjustments	(87)	65	(18)

Service cost	(146)	(216)	(291)

Past service cost	(6)	(5)	(43)

Interest cost	(18)	(27)	(36)

Settlements and curtailments	21	10	18

Remeasurements:

Return on plan assets, excluding amounts included in interest	(5,883)	424	1,056

(Loss)/gain from change in demographic assumptions	92	(62)	69

Gain/(loss) from change in financial assumptions	5,868	716	(1,340)

Experience (loss)/gain	(949)	(215)	110

Employer contributions	919	312	313

Transfer to assets held for sale/distribution	(3)	–	–

Expenses	(35)	(27)	(21)

At 31 December	(1,356)	(1,129)	(2,104)
The remeasurements included within post-retirement benefits are detailed below:

	2022 £m	2021 £m	2020 £m

Gain from change in demographic assumptions	21	19	7

Gain/(loss) from change in financial assumptions	219	35	(93)

Experience gains	(12)	24	4

	228	78	(82)
The defined benefit pension obligation analysed by membership category is as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Active	1,390	4,196	4,660

Retired	8,540	11,115	11,257

Deferred	4,570	4,880	5,393

	14,500	20,191	21,310
The post-retirement benefit obligation analysed by membership category is as follows:

	2022 £m	2021 (1) £m	2020 (1) £m

Active	306	494	551

Retired	688	748	808

Deferred	–	1	4

	994	1,243	1,363
The weighted average duration of the defined benefit obligation is as follows:

	2022 years	2021 years	2020 years

Pension benefits	12	15	16

Post-retirement benefits	10	12	12

(1)	Membership numbers are not restated as the disclosure relates to the post-retirement benefit obligations.

Sensitivity analysis
The effect of changes in assumptions used on the benefit obligations and on the 2023 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m

Discount rate

(Decrease)/increase in annual pension cost	(19)	19

Increase/(decrease) in annual post-retirement benefits cost	1	(1)

(Decrease)/increase in pension obligation	(400)	424

(Decrease)/increase in post-retirement benefits obligation	(21)	21

	0.75% increase £m	0.75% decrease £m

(Decrease)/increase in annual pension cost	(60)	52

Increase/(decrease) in annual post-retirement benefits cost	2	(3)

(Decrease)/increase in pension obligation	(1,147)	1,341

(Decrease)/increase in post-retirement benefits obligation	(61)	70

	0.25% increase £m	0.25% decrease £m

Inflation rate

Increase/(decrease) in annual pension cost	17	(15)

Increase/(decrease) in pension obligation	301	(290)

	0.75% increase £m	0.75% decrease £m

Increase/(decrease) in annual pension cost	50	(43)

Increase/(decrease) in pension obligation	945	(827)

1 year increase £m

Life expectancy

Increase in annual pension cost	22

Increase in annual post-retirement benefits cost	2

Increase in pension obligation	432

Increase in post-retirement benefits obligation	34

1% increase £m

Rate of future healthcare inflation

Increase in annual post-retirement benefits cost	1

Increase in post-retirement benefits obligation	25